Share-based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2016 ¥ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	¥ 35,344,620	$ 5,546,342	¥ 45,633,820	¥ 87,299,053
Total intrinsic value of options exercised	13,862,597	$ 2,175,344	¥ 10,723,410	¥ 338,242,304
Unrecognized compensation expense relating to unvested share options	¥ 25,460,836						$ 3,995,361
Weighted average period over which unrecognized compensation is expected to be recognized	1 year 5 months 26 days	1 year 5 months 26 days
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted				878,125	15,299,019	15,299,019
Options expiration period					10 years	10 years
Common Stock, Capital Shares Reserved for Future Issuance					1,000,000	1,000,000
Share-based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit | (per share)					¥ 0.0006	$ 0.0001
2016 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period					3 years	3 years
2016 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vesting period					5 years	5 years
2016 Plan [Member] | Replacement Awards for 2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted					12,364,319	12,364,319